Document And Entity Information	Dec. 17, 2020
Document Information [Line Items]
Entity, Registrant Name	BANKFINANCIAL CORPORATION
Document, Type	8-K
Document, Period End Date	Dec. 17, 2020
Entity, File Number	0-51331
Entity, Incorporation, State or Country Code	MD
Entity, Tax Identification Number	75-3199276
Entity, Address, Address Line One	60 North Frontage Road
Entity, Address, City or Town	Burr Ridge
Entity, Address, State or Province	IL
Entity, Address, Postal Zip Code	60527
City Area Code	800
Local Phone Number	894-6900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BFIN
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001303942